UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim International Index Portfolio

Semi-Annual Report

June 30, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Summary of Investments by Country as of June 30, 2011

Country	% of Portfolio Investments
Australia	8.45%
Austria	0.33%
Belgium	0.92%
Bermuda	0.33%
Cayman Islands	0.10%
Cyprus	0.01%
Denmark	1.06%
Finland	0.91%
France	9.58%
Germany	8.82%
Greece	0.18%
Guernsey	0.05%
Hong Kong	2.51%
Ireland	0.26%
Isle of Man	0.10%
Israel	0.70%
Italy	2.54%
Japan	19.80%
Jersey	0.52%
Luxembourg	0.56%
Mauritius	0.03%
Netherlands	2.68%
New Zealand	0.10%
Norway	0.75%
Portugal	0.25%
Singapore	1.42%
Spain	3.54%
Sweden	2.99%
Switzerland	8.11%
United Kingdom	20.24%
United States	2.16%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/11)	(06/30/11)	(01/01/11 - 06/30/11)

Actual	$1,000.00	$1,028.00	$3.24

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.15	$3.24

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 169/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Period Ended June 30, 2011

Maxim International Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 0.65%
41,608	BAE Systems PLC ^	212,786
22,856	Cobham PLC ^	77,535
6,097	European Aeronautic Defence & Space Co ^	204,053
5,712	Finmeccanica SpA ^	69,114
22,266	Rolls-Royce Holdings PLC ^ *	230,407
2,137,536	Rolls-Royce Group PLC C Shares *	34
1,700	Safran SA ^	72,541
1,577	Thales SA ^	67,917
		$934,387

Agriculture --- 0.09%
77,000	Golden Agri-Resources Ltd ^	42,777
19,000	Wilmar International Ltd ^	84,056
		$126,833

Air Freight --- 0.26%
11,504	Deutsche Post AG ^	221,161
3,747	PostNL NV ^	31,752
3,747	TNT Express NV *	38,862
5,100	Yamato Holdings Co Ltd ^	80,227
		$372,002

Airlines --- 0.25%
2,091	Air France-KLM ^	32,115
14,000	All Nippon Airways Co Ltd ^	45,668
16,000	Cathay Pacific Airways Ltd ^	37,220
2,831	Deutsche Lufthansa AG ^	61,663
12,403	International Consolidated Airlines Group SA *	50,344
28,368	Qantas Airways Ltd ^ *	56,283
6,000	Singapore Airlines Ltd ^	69,445
		$352,738

Auto Parts & Equipment --- 0.86%
2,100	Aisin Seiki Co Ltd ^	81,261
8,800	Bridgestone Corp ^	202,757
2,418	Cie Generale des Etablissements Michelin ^	236,820
1,077	Continental AG ^ *	113,493
5,900	Denso Corp ^	219,435
6,300	JTEKT Corp ^	92,829
1,361	Nokian Renkaat OYJ ^	68,341
2,400	Stanley Electric Co Ltd ^	42,131
7,500	Sumitomo Electric Industries Ltd ^	109,392
2,200	Toyota Industries Corp ^	72,634
		$1,239,093

Automobiles --- 3.55%
3,860	Bayerische Motoren Werke AG ^	385,458
2,000	Daihatsu Motor Co Ltd ^	34,037
11,121	Daimler AG Registered Shares ^	838,656
7,600	Fiat Industrial SpA * ^	98,159
7,049	Fiat SpA ^	77,456
7,000	Fuji Heavy Industries Ltd ^	54,397
20,100	Honda Motor Co Ltd ^ ~	774,391
13,000	Isuzu Motors Ltd ^	61,541
17,000	Mazda Motor Corp ^	44,798
43,000	Mitsubishi Motors Corp * ^	52,461
30,800	Nissan Motor Co Ltd ^ ~	323,684
1,657	Peugeot SA ^	74,336
2,064	Porsche Automobil Holding SE * ^	163,723
2,999	Renault SA ^	177,933
2,917	Scania AB ^	67,712
5,100	Suzuki Motor Corp ^	114,962
33,100	Toyota Motor Corp ^ ~	1,363,031
278	Volkswagen AG ^	51,139
15,230	Volvo AB ^	266,621
3,300	Yamaha Motor Co Ltd ^ *	60,613
		$5,085,108

Biotechnology --- 0.30%
6,541	CSL Ltd ^	232,506
3,384	Grifols SA ^	67,886
487	Novozymes AS B Shares ^	79,350
2,975	Qiagen NV *	57,034
		$436,776

Broadcast/Media --- 0.93%
15,059	British Sky Broadcasting Group PLC ^	204,323
2,100	Dentsu Inc ^	62,161
920	Eutelsat Communications ^	41,419
40,061	ITV PLC * ^	45,967
1,129	Kabel Deutschland Holding AG * ^	69,547
1,541	Lagardere SCA ^	65,212
4,227	Mediaset Espana Comunicacion SA ^	36,754
10,672	Mediaset SpA ^	50,170
671	Modern Times Group B Shares ^	44,379
851	ProSiebenSat.1 Media AG * ^	24,228
1,563	Publicis Groupe ^	87,253
1,291	Societe Television Francaise 1 ^	23,550
13,456	Vivendi SA ^	375,061
16,496	WPP PLC ^	206,528
		$1,336,552

Building Materials --- 0.32%
15,000	Asahi Glass Co Ltd ^	175,534
5,103	Assa Abloy AB Class B ^	137,160
2,900	JS Group Corp ^	74,800
21,000	Nippon Sheet Glass Co Ltd ^	65,294
		$452,788

Chemicals --- 3.82%
3,372	Air Liquide SA ^	483,083
2,983	Akzo Nobel NV ^	188,469
546	Arkema ^	56,157

22,000	Asahi Kasei Corp ^	148,259
10,888	BASF SE ^	1,067,263
10,179	Bayer AG ^	817,547
12,000	Denki Kagaku Kogyo KK ^	57,854
144	Givaudan SA ^	152,333
16,064	Incitec Pivot Ltd ^	66,902
6,871	Israel Chemicals Ltd ^	109,648
2,255	Johnson Matthey PLC ^	71,175
2,400	JSR Corp ^	46,520
2,174	K & S AG ^	166,939
1,440	Koninklijke DSM NV ^	93,451
873	Lanxess AG ^	71,611
2,202	Linde AG ^	386,335
607	Lonza Group AG ^ *	47,554
18,500	Mitsubishi Chemical Holdings Corp ^	131,094
4,000	Mitsubishi Gas Chemical Co Inc ^	29,306
12,000	Mitsui Chemicals Inc ^	43,726
1,700	Nitto Denko Corp ^	86,379
4,500	Shin-Etsu Chemical Co Ltd ^	241,208
20,000	Showa Denko KK ^	41,428
680	Solvay SA ^	104,990
16,000	Sumitomo Chemical Co Ltd ^	79,889
1,140	Syngenta AG ^	385,264
13,000	Tosoh Corp ^	52,204
17,000	Ube Industries Ltd ^	51,181
146	Wacker Chemie AG ^	31,536
2,935	Yara International ASA ^	164,904
		$5,474,209

Communications - Equipment --- 0.56%
44,703	Nokia OYJ ^	288,368
35,798	Telefonaktiebolaget LM Ericsson ^	515,330
		$803,698

Computer Hardware & Systems --- 0.22%
26,000	Fujitsu Ltd ^	148,613
1,500	Ibiden Co Ltd ^	46,962
3,500	Seiko Epson Corp ^	60,668
1,200	TDK Corp ^	66,194
		$322,437

Computer Software & Services --- 0.87%
2,259	Autonomy Corp PLC * ^	61,842
1,689	Cap Gemini SA ^	98,904
845	Dassault Systemes SA ^	71,860
900	DeNA Co Ltd ^	38,706
2,400	Gree Inc ^	52,466
16	NTT Data Corp ^	53,174
15,983	Sage Group PLC ^	74,074
11,059	SAP AG ^	670,492
1,400	Trend Micro Inc ^	43,494
1,506	United Internet AG ^	31,661
164	Yahoo Japan Corp ^	56,440
		$1,253,113

Conglomerates --- 0.18%
14,300	Keppel Corp Ltd ^	129,381
4,027	Smiths Group PLC ^	77,613

475	Wendel ^	58,332
		$265,326

Containers --- 0.16%
12,455	Amcor Ltd ^	96,513
10,220	Rexam PLC ^	62,815
3,800	Toyo Seikan Kaisha Ltd ^	63,980
		$223,308

Cosmetics & Personal Care --- 0.55%
1,075	Beiersdorf AG ^	69,845
7,400	Kao Corp ^	194,577
3,069	L'Oreal SA ^	398,279
3,600	Shiseido Co Ltd ^	67,198
1,400	Unicharm Corp ^	61,165
		$791,064

Distributors --- 1.31%
541	Brenntag AG ^	62,924
3,968	Bunzl PLC ^	49,658
20,100	ITOCHU Corp ^	209,057
2,000	Jardine Cycle & Carriage Ltd ^	70,179
60,000	Li & Fung Ltd ^	119,921
25,000	Marubeni Corp ^	166,145
16,100	Mitsubishi Corp ^ ~	402,144
20,800	Mitsui & Co Ltd ^ ~	359,635
21,100	Sojitz Corp ^	39,524
15,100	Sumitomo Corp ^	205,424
3,000	Toyota Tsusho Corp ^	51,489
4,374	Wolseley PLC ^	142,704
		$1,878,804

Electric Companies --- 3.00%
5,220	AGL Energy Ltd ^	82,165
9,200	Chubu Electric Power Co Inc ^	179,664
4,300	Chugoku Electric Power Co Inc ^	74,454
26,000	CLP Holdings Ltd ^	230,648
5,305	Contact Energy Ltd * ^	23,573
20,566	E.ON AG ^	584,579
3,352	EDF SA ^	131,416
26,508	EDP - Energias de Portugal SA ^	94,073
2,600	Electric Power Development Co Ltd ^	70,277
75,421	Enel SpA † ^	492,817
5,321	Fortum OYJ ^	154,285
3,600	Hokkaido Electric Power Co Inc ^	59,882
2,800	Hokuriku Electric Power Co ^	53,433
6,901	Iberdrola Renovables SA ^	30,485
43,917	Iberdrola SA ^	390,723
14,737	International Power PLC ^	76,090
11,200	Kansai Electric Power Co Inc ^	223,033
4,400	Kyushu Electric Power Co Inc ^	79,225
42,531	National Grid PLC ^	418,343
21,500	Power Assets Holdings Ltd	162,734
1,606	Red Electrica Corp SA † ^	96,883
11,296	Scottish & Southern Energy PLC ^	252,461
2,600	Shikoku Electric Power Co Inc ^	59,044
17,929	Terna Rete Elettrica Nazionale SpA † ^	83,362
4,700	Tohoku Electric Power Co Inc ^	67,824

15,800	Tokyo Electric Power Co Inc ^	63,961
1,392	Verbund AG ^	60,605
		$4,296,039

Electronic Instruments & Equipment --- 2.43%
25,274	ABB Ltd ^	656,677
2,100	Advantest Corp ^	38,660
775	Bekaert SA ^	59,014
9,000	Furukawa Electric Co Ltd ^	37,576
1,300	Hamamatsu Photonics KK ^	56,208
500	Hirose Electric Co Ltd ^	51,254
4,400	HOYA Corp ^	97,410
600	Keyence Corp ^	170,358
12,419	Koninklijke Philips Electronics NV ^	319,171
2,100	Kyocera Corp ^	213,818
1,878	Legrand SA ^	79,050
22,000	Mitsubishi Electric Corp ^ ~	255,554
2,800	Murata Manufacturing Co Ltd ^	187,204
28,000	NEC Corp ^ *	63,940
3,000	NGK Insulators Ltd ^	55,889
1,600	Nidec Corp ^	149,376
4,000	Nippon Electric Glass Co Ltd ^	51,324
2,400	Omron Corp ^	66,740
2,794	Prysmian SpA ^	56,244
2,880	Schneider Electric SA ^	480,882
45,000	Toshiba Corp ^	237,256
2,064	Vestas Wind Systems AS * ^	47,913
5,000	Yaskawa Electric Corp ^	56,134
		$3,487,652

Electronics - Semiconductor --- 0.61%
16,318	ARM Holdings PLC ^	153,318
2,100	ASM Pacific Technology Ltd ^	28,875
5,336	ASML Holding NV ^	196,818
2,400	Elpida Memory Inc * ^	28,269
13,581	Infineon Technologies AG ^	152,602
16,991	Renewable Energy Corp ASA * † ^	29,129
1,100	Rohm Co Ltd ^	63,109
6,958	STMicroelectronics NV ^	69,258
3,200	Sumco Corp ^	54,177
1,700	Tokyo Electron Ltd ^	92,961
		$868,516

Engineering & Construction --- 1.93%
3,742	Abertis Infraestructuras SA ^	83,521
1,899	ACS Actividades de Construccion y Servicios SA ^	89,630
1,415	Aker Solutions ASA ^	28,271
15,187	Balfour Beatty PLC ^	75,272
9,441	Boral Ltd ^	44,761
2,377	Bouygues SA ^	104,527
4,618	Cie de St-Gobain ^	299,331
9,101	CRH PLC ^	201,697
3,500	Daikin Industries Ltd ^	124,062
622	Eiffage SA ^	41,116
5,514	Ferrovial SA ^	69,673
12,823	Fletcher Building Ltd ^	91,757
418	Geberit AG ^	99,166
1,404	HeidelbergCement AG ^	89,794

574	Hochtief AG ^	47,964
3,052	Holcim Ltd ^	230,808
1,235	Imerys SA ^	86,877
5,600	James Hardie Industries SE * ^	35,479
3,000	JGC Corp ^	82,191
13,000	Kajima Corp ^	37,296
1,501	Leighton Holdings Ltd ^	33,859
15,000	Obayashi Corp ^	65,517
14,000	SembCorp Industries Ltd ^	57,011
24	Sika AG ^	57,934
23,000	Singapore Technologies Engineering Ltd ^	56,477
4,188	Skanska AB B Shares ^	75,074
13,639	Transurban Group ^	76,611
4,974	Vinci SA ^	319,221
1,943	WorleyParsons Ltd ^	59,159
		$2,764,056

Financial Services --- 1.62%
11,431	3i Group PLC ^	51,602
1,945	ASX Ltd ^	63,724
14,282	Criteria Caixacorp SA ^	99,451
2,397	Deutsche Boerse AG ^	182,004
14,616	Experian PLC ^	186,061
11,800	Hong Kong Exchanges & Clearing Ltd ^	248,471
6,312	Investec PLC ^	51,184
3,554	Julius Baer Group Ltd ^	146,809
3,486	London Stock Exchange Group PLC ^	59,335
294	SBI Holdings Inc ^	27,321
11,000	Singapore Exchange Ltd ^	67,594
44,162	UBS AG ^	805,938
159,368	UniCredit SpA ^	337,339
		$2,326,833

Food & Beverages --- 6.95%
8,000	Ajinomoto Co Inc ^	94,975
9,324	Anheuser-Busch InBev NV ^	541,144
1,190	Aryzta AG ^	63,912
4,400	Asahi Group Holdings Ltd ^	88,631
3,973	Associated British Foods PLC ^	69,058
1,378	Carlsberg AS ^	150,041
6,647	Carrefour SA † ^	273,257
733	Casino Guichard Perrachon SA ^	69,086
1,993	Coca Cola Hellenic Bottling Co SA ^	53,534
6,406	Coca-Cola Amatil Ltd ^	78,601
7,100	Danone SA ^	530,040
1,155	Delhaize Group SA ^	86,667
29,578	Diageo PLC ^	604,661
18,837	Foster's Group Ltd	104,048
1,754	Heineken Holding NV ^	89,794
3,446	Heineken NV ^	207,405
12,984	J Sainsbury PLC ^	68,759
3,210	Jeronimo Martins SGPS SA ^	61,651
1,545	Kerry Group PLC A Shares^	63,652
540	Kesko OYJ B Shares ^	25,114
12,000	Kirin Holdings Co Ltd ^	167,291
15,940	Koninklijke Ahold NV ^	214,319
2	Lindt & Spruengli AG	72,899
1,000	MEIJI Holdings Co Ltd ^	42,162

20,194	Metcash Ltd ^	90,122
1,267	Metro AG ^	76,727
41,645	Nestle SA ^	2,591,508
6,000	Nippon Meat Packers Inc ^	86,070
6,500	Nisshin Seifun Group Inc ^	81,242
40,772	Olam International Ltd ^	90,636
8,474	Orkla ASA ^	80,677
25,645	Parmalat SpA	96,469
2,555	Pernod-Ricard SA ^	251,991
11,062	SABMiller PLC ^	403,681
92,482	Tesco PLC ^	597,452
19,346	Unilever NV ^	634,952
15,190	Unilever PLC ^	489,879
32,239	WM Morrison Supermarkets PLC ^	154,147
13,943	Woolworths Ltd ^	416,012
		$9,962,266

Foreign Banks --- 12.84%
25,464	Ageas ^	68,973
7,218	Alpha Bank AE ^ *	36,349
29,571	Australia & New Zealand Banking Group Ltd ^	700,974
50,626	Banca Monte dei Paschi di Siena SpA ^	38,321
52,721	Banco Bilbao Vizcaya Argentaria SA ^	618,884
16,720	Banco de Sabadell SA † ^	68,972
15,245	Banco Espirito Santo SA † ^	56,834
16,761	Banco Popolare Societa Cooperative ^	38,601
12,152	Banco Popular Espanol SA ^	68,374
102,167	Banco Santander SA ^	1,176,985
12,955	Bank Hapoalim BM * ^	64,756
14,300	Bank Leumi Le-Israel BM ^	67,616
5,953	Bank of Cyprus PLC ^	17,552
16,200	Bank of East Asia Ltd ^	66,695
26,000	Bank of Yokohama Ltd ^	129,975
138,498	Barclays PLC ^	568,059
6,007	Bendigo & Adelaide Bank Ltd ^	57,283
11,233	BNP Paribas SA ^	866,170
51,000	BOC Hong Kong Holdings Ltd ^	148,561
11,000	Chiba Bank Ltd ^	68,841
33,860	Chuo Mitsui Trust Holdings Inc ^	117,858
41,435	Commerzbank AG ^	178,469
18,330	Commonwealth Bank of Australia ^	1,032,347
13,186	Credit Agricole SA ^	198,099
13,872	Credit Suisse Group AG ^	540,623
9,846	Danske Bank AS ^	182,229
20,000	DBS Group Holdings Ltd ^	239,245
11,062	Deutsche Bank AG (registered) ^	652,889
6,417	Dexia SA * ^	19,982
13,296	DnB NOR ASA ^	185,233
8,011	EFG Eurobank Ergasias ^ *	37,578
1,892	Erste Group Bank AG ^	99,091
13,000	Fukuoka Financial Group Inc ^	54,335
4,687	GAM Holding AG ^	77,117
8,000	Gunma Bank Ltd ^	42,283
11,000	Hachijuni Bank Ltd ^	61,808
10,700	Hang Seng Bank Ltd ^	171,161
27,000	Hokuhoku Financial Group Inc ^	53,484
211,820	HSBC Holdings PLC ^	2,099,808
121,518	Intesa Sanpaolo SpA	323,577

26,927	Israel Discount Bank A Shares * ^	53,087
15,000	Joyo Bank Ltd ^	63,018
1,744	KBC Groep NV ^	68,433
471,159	Lloyds Banking Group PLC * ^	370,216
6,838	Mediobanca SpA ^ *	69,249
156,300	Mitsubishi UFJ Financial Group Inc ^ ~	761,703
246,000	Mizuho Financial Group Inc ^ ~	404,333
25,035	National Australia Bank Ltd ^	692,152
9,516	National Bank of Greece SA ^	68,429
10,121	Natixis ^	50,782
33,000	Nishi-Nippon City Bank Ltd ^	97,475
31,707	Nordea Bank AB ^	340,533
31,000	Oversea-Chinese Banking Corp Ltd ^	236,789
442	Raiffeisen Bank International AG ^	22,768
29,400	Resona Holdings Inc ^	138,322
215,117	Royal Bank of Scotland Group PLC * ^	133,029
44,000	Shinsei Bank Ltd ^	44,011
8,000	Shizuoka Bank Ltd ^	73,559
17,342	Skandinaviska Enskilda Banken AB ^	141,796
7,458	Societe Generale SA ^	441,710
27,522	Standard Chartered PLC ^	722,721
16,800	Sumitomo Mitsui Financial Group Inc ^ ~	518,023
12,100	Suncorp Group Ltd ^	105,764
6,343	Svenska Handelsbanken AB A Shares ^	195,571
10,401	Swedbank AB A Shares ^	174,903
8,134	Unione di Banche Italiane SCPA † ^	45,786
15,000	United Overseas Bank Ltd ^	240,827
34,533	Westpac Banking Corp ^	828,506
		$18,399,486

Gold, Metals & Mining --- 6.64%
26,952	Alumina Ltd ^	61,728
15,238	Anglo American PLC ^	755,593
5,991	Antofagasta PLC ^	133,972
10,954	ArcelorMittal ^	380,942
38,263	BHP Billiton Ltd ^	1,808,339
26,498	BHP Billiton PLC ^	1,040,998
21,118	BlueScope Steel Ltd ^	27,483
3,253	Boliden AB ^	60,078
74	Eramet ^	24,484
5,297	Eurasian Natural Resources Corp ^	66,422
11,496	Fortescue Metals Group Ltd ^	78,879
1,786	Fresnillo PLC ^	40,204
9,883	Glencore International PLC *	77,885
5,773	Iluka Resources Ltd ^	104,429
6,600	JFE Holdings Inc ^	181,511
2,326	Kazakhmys PLC ^	51,523
31,000	Kobe Steel Ltd ^	70,496
1,716	Lonmin PLC ^	40,018
25,429	Lynas Corp Ltd *	54,002
20,000	Mitsubishi Materials Corp ^	63,015
9,539	Newcrest Mining Ltd ^	386,517
67,000	Nippon Steel Corp ^	217,358
10,351	Norsk Hydro ASA ^	79,237
18,343	OneSteel Ltd ^	36,631
4,876	Orica Ltd ^	141,362
1,326	Outokumpu OYJ ^	17,572
3,551	OZ Minerals Ltd ^	50,532

8,570	Paladin Energy Ltd * ^	23,361
1,384	Randgold Resources Ltd ^	116,462
5,243	Rio Tinto Ltd ^	469,293
16,774	Rio Tinto PLC ^	1,211,049
630	Salzgitter AG ^	48,035
2,094	Sims Metal Management Ltd ^	39,814
4,205	SSAB AB A Shares^	62,822
38,000	Sumitomo Metal Industries Ltd ^	85,365
6,000	Sumitomo Metal Mining Co Ltd ^	98,575
6,018	Tenaris SA ^	137,566
4,745	ThyssenKrupp AG ^	246,541
1,249	Umicore SA ^	68,124
1,403	Vallourec SA ^	171,049
1,322	Vedanta Resources PLC ^	44,419
1,467	Voestalpine AG ^	80,912
25,435	Xstrata PLC ^	560,013
		$9,514,610

Health Care Related --- 0.17%
2,748	Fresenius Medical Care AG & Co KGaA ^	205,538
1,789	Ramsay Health Care Ltd ^	34,950
		$240,488

Homebuilding --- 0.14%
6,000	Daiwa House Industry Co Ltd ^	75,712
7,000	Sekisui Chemical Co Ltd ^	59,808
7,000	Sekisui House Ltd ^	65,178
		$200,698

Hotels/Motels --- 0.23%
1,614	Accor SA ^	72,207
1,758	Carnival PLC ^	68,091
7,000	City Developments Ltd ^	59,436
3,042	Intercontinental Hotels Group PLC ^	62,223
18,000	Shangri-La Asia Ltd ^	44,190
1,806	TUI AG ^	19,630
		$325,777

Household Goods --- 1.17%
2,429	Electrolux AB ^	58,092
4,000	GS Yuasa Corp ^	26,696
2,074	Henkel AG & Co KGaA	118,877
49,000	Hitachi Ltd ^ ~	290,815
1,400	Makita Corp ^	65,239
26,800	Panasonic Corp ^ ~	327,744
7,017	Reckitt Benckiser Group PLC ^	387,452
10,000	Sharp Corp ^	91,260
11,700	Sony Corp ^ ~	308,708
		$1,674,883

Independent Power Producer --- 0.03%
15,100	Enel Green Power SpA ^	41,647
		$41,647

Insurance Related --- 4.59%
3,437	Admiral Group PLC ^	91,602
23,681	Aegon NV ^	161,364
96,400	AIA Group Ltd * ^	335,571

5,090	Allianz SE ^	709,788
37,039	AMP Ltd ^	194,784
13,171	Assicurazioni Generali SpA ^	277,678
33,748	Aviva PLC ^	237,500
20,059	AXA SA ^	455,345
673	Baloise Holding AG ^	69,444
3,712	CNP Assurances ^	80,812
108	Dai-ichi Life Insurance Co Ltd ^	151,453
2,333	Delta Lloyd NV ^	55,416
1,464	Hannover Rueckversicherung AG ^	76,137
43,061	ING Groep NV * ^	530,666
20,710	Insurance Australia Group Ltd ^	75,715
85,320	Legal & General Group PLC ^	161,495
8,000	MS&AD Insurance Group Holdings Inc^	187,255
2,242	MunichRe AG ^	342,255
23,000	NKSJ Holdings Inc ^	151,804
79,633	Old Mutual PLC ^	170,338
30,401	Prudential PLC ^	350,792
12,101	QBE Insurance Group Ltd ^	224,594
37,084	RSA Insurance Group PLC ^	80,153
5,381	Sampo OYJ A Shares ^	173,724
2,883	SCOR SE ^	81,832
39,947	Standard Life PLC ^	134,954
358	Swiss Life Holding AG * ^	58,713
4,182	Swiss Re Ltd *	234,829
2,850	T&D Holdings Inc ^	67,836
8,200	Tokio Marine Holdings Inc ^	229,554
1,675	Zurich Financial Services AG ^	423,842
		$6,577,245

Investment Bank/Brokerage Firm --- 0.59%
17,000	Daiwa Securities Group Inc ^	74,901
6,260	ICAP PLC ^	47,468
4,470	Investor AB B Shares ^	102,511
20	Israel Corp Ltd ^	21,866
3,501	Kinnevik Investment AB B Shares ^	77,764
4,935	Macquarie Group Ltd ^	166,484
17,299	Man Group PLC ^	65,774
40,700	Nomura Holdings Inc ^	200,842
15,354	Resolution Ltd ^	72,356
874	Schroders PLC ^	21,686
		$851,652

Leisure & Entertainment --- 0.73%
5,958	Crown Ltd ^	57,273
9,170	Echo Entertainment Group Ltd *	40,423
29,000	Galaxy Entertainment Group Ltd * ^	62,381
93,000	Genting Singapore PLC * ^	146,627
1,100	Nintendo Co Ltd ^	206,567
2,593	OPAP SA ^	40,498
700	Oriental Land Co Ltd ^	59,380
23,600	Sands China Ltd * ^	63,969
1,500	Sankyo Co Ltd ^	77,501
2,800	Sega Sammy Holdings Inc ^	54,126
1,000	Shimano Inc ^	55,014
14,000	SJM Holdings Ltd ^	33,304
9,170	Tabcorp Holdings Ltd ^	32,439
22,163	Tatts Group Ltd ^	57,222

16,800	Wynn Macau Ltd ^	55,016
		$1,041,740

Machinery --- 2.18%
3,070	Alstom SA ^	189,097
7,000	Amada Co Ltd ^	53,824
8,268	Atlas Copco AB A Shares ^	217,749
5,265	Atlas Copco AB B Shares ^	124,206
2,300	FANUC Corp ^ ~	384,613
2,702	Hexagon AB B Shares ^	66,529
17,000	IHI Corp ^	43,927
5,000	Japan Steel Works Ltd ^	34,274
17,000	Kawasaki Heavy Industries Ltd ^	67,733
11,800	Komatsu Ltd ^ ~	368,433
1,596	Kone OYJ B Shares ^	100,267
16,000	Kubota Corp ^	141,945
976	MAN SE † ^	130,004
1,369	Metso OYJ ^	77,826
44,000	Mitsubishi Heavy Industries Ltd ^	206,898
5,000	NSK Ltd ^	49,916
10,000	NTN Corp ^	56,966
11,970	Sandvik AB ^	209,707
668	Schindler Holding AG ^	81,246
14,000	SembCorp Marine Ltd ^	60,586
5,685	SKF AB B Shares ^	164,608
700	SMC Corp ^	126,189
7,000	Sumitomo Heavy Industries Ltd ^	48,859
1,800	THK Co Ltd ^	46,002
2,162	Weir Group PLC ^	73,769
		$3,125,173

Manufacturing --- 1.02%
8,889	Invensys PLC ^	45,965
9,818	Siemens AG ^	1,349,206
1,916	Wartsila OYJ ^	64,790
		$1,459,961

Medical Products --- 0.75%
2,838	Cie Generale d’Optique Essilor International SA ^	230,273
668	Cochlear Ltd ^	51,701
296	Coloplast AS B Shares ^	45,013
1,638	Fresenius SE ^	170,976
2,353	Getinge AB B Shares ^	63,276
13,594	Smith & Nephew PLC ^	145,573
4,404	Sonic Healthcare Ltd ^	60,945
494	Sonova Holding AG	46,124
834	Synthes Inc ‡	146,713
1,700	Terumo Corp ^	92,029
283	William Demant Holding AS * ^	25,558
		$1,078,181

Miscellaneous --- 1.02%
3,843	Babcock International Group PLC ^	43,915
20,492	Brambles Ltd ^	159,328
772	Bureau Veritas SA ^	65,193
2,200	Edenred	67,125
2,015	GEA Group AG ^	72,163
1,055	Groupe Bruxelles Lambert SA ^	93,723

10,427	Husqvarna AB B Shares ^	69,087
23,000	Hutchison Whampoa Ltd ^	249,204
1,906	Intertek Group PLC ^	60,374
72,000	Noble Group Ltd ^	115,946
15,000	NWS Holdings Ltd ^	20,108
6,015	Serco Group PLC ^	53,308
1,135	Sodexo ^	88,909
11,000	Swire Pacific Ltd Series A ^	161,952
20,300	Wharf Holdings Ltd ^	141,563
		$1,461,898

Office Equipment & Supplies --- 0.60%
3,500	Brother Industries Ltd ^	51,771
13,200	Canon Inc ^ ~	627,875
5,500	Konica Minolta Holdings Inc ^	45,939
668	Neopost SA ^	57,395
7,000	Ricoh Co Ltd ^	77,654
		$860,634

Oil & Gas --- 7.79%
3,360	AMEC PLC ^	58,657
41,217	BG Group PLC ^	935,542
223,080	BP PLC ^	1,642,363
21,028	Cairn Energy PLC * ^	140,201
1,556	Cie Generale de Geophysique - Veritas * ^	57,027
19,000	Cosmo Oil Co Ltd ^	54,092
3,889	Enagas † ^	94,169
29,873	Eni SpA ^	707,963
2,962	Essar Energy PLC * ^	19,425
730	Fugro NV ^	52,581
3,376	Galp Energia SGPS SA B Shares ^	80,517
500	Idemitsu Kosan Co Ltd ^	53,362
28	Inpex Corp ^	207,009
30,000	JX Holdings Inc ^	201,781
1,936	MacArthur Coal Ltd ^	22,839
3,060	Neste Oil OYJ ^	48,004
1,860	OMV AG ^	81,257
14,429	Origin Energy Ltd ^	245,332
2,496	Petrofac Ltd ^	60,655
8,687	Repsol YPF SA ^	301,314
41,441	Royal Dutch Shell PLC ^	1,474,291
32,265	Royal Dutch Shell PLC B Shares ^	1,151,153
3,592	Saipem SpA ^	185,493
11,115	Santos Ltd ^	162,063
3,284	SBM Offshore NV ^	86,831
4,241	Seadrill Ltd ^	149,109
15,765	Snam Rete Gas SpA ^	93,314
11,729	StatoilHydro ASA ^	296,932
2,972	Subsea 7 SA ^	76,015
1,373	Technip SA ^	147,175
6,000	TonenGeneral Sekiyu KK ^	73,803
24,842	Total SA ^	1,436,211
3,545	Transocean Ltd ^	231,433
10,442	Tullow Oil PLC ^	207,776
7,423	Woodside Petroleum Ltd ^	327,480
		$11,163,169

Paper & Forest Products --- 0.25%
2,100	Nippon Paper Group Inc ^	46,597
13,000	OJI Paper Co Ltd ^	62,349
6,377	Stora Enso OYJ Class R ^	66,968
5,885	Svenska Cellulosa AB B Shares ^	82,976
5,311	UPM-Kymmene OYJ ^	97,171
		$356,061

Personal Loans --- 0.15%
3,100	Credit Saison Co Ltd ^	52,184
1,650	ORIX Corp ^	160,499
		$212,683

Pharmaceuticals --- 6.55%
1,086	Actelion Ltd ^ *	53,587
6,000	Astellas Pharma Inc ^	232,807
15,985	AstraZeneca PLC ^	798,825
1,000	Celesio AG ^	19,968
3,200	Chugai Pharmaceutical Co Ltd † ^	52,473
9,500	Daiichi Sankyo Co Ltd ^	185,640
4,000	Eisai Co Ltd ^	156,063
5,729	Elan Corp PLC * ^	65,758
62,451	GlaxoSmithKline PLC ^	1,338,094
665	Merck KGaA ^	72,305
2,300	Mitsubishi Tanabe Pharma Corp ^	38,494
27,835	Novartis AG ^	1,705,927
4,941	Novo Nordisk AS B Shares ^	619,005
1,500	Ono Pharmaceutical Co Ltd ^	80,248
1,049	Orion OYJ ^	27,058
3,000	Otsuka Holdings Co Ltd ^	79,382
8,383	Roche Holding AG ^	1,403,488
13,148	Sanofi-Aventis SA ^	1,057,640
900	Santen Pharmaceutical Co Ltd ^	36,486
3,500	Shionogi & Co Ltd ^	57,314
7,315	Shire PLC ^	228,599
9,800	Takeda Pharmaceutical Co Ltd ^ ~	452,926
10,844	Teva Pharmaceutical Industries Ltd ^	522,998
2,291	UCB SA ^	102,947
		$9,388,032

Photography/Imaging --- 0.25%
6,400	FUJIFILM Holdings Corp ^	199,610
3,400	Nikon Corp ^	80,404
2,300	Olympus Corp ^	77,607
		$357,621

Printing & Publishing --- 0.64%
12,000	Dai Nippon Printing Co Ltd ^	135,245
65,604	Fairfax Media Ltd ^	69,254
11,341	Pearson PLC ^	214,359
7,707	Reed Elsevier NV ^	103,534
12,216	Reed Elsevier PLC ^	111,121
24,000	Singapore Press Holdings Ltd ^	76,273
16,000	Toppan Printing Co Ltd ^	124,137
3,930	Wolters Kluwer NV ^	87,131
		$921,054

Railroads --- 0.75%
20	Central Japan Railway Co ^	157,226
4,100	East Japan Railway Co ^	234,810
14,000	Keikyu Corp ^	100,954
11,000	Keio Corp ^	60,672
24,000	Kintetsu Corp † ^	77,074
15,500	MTR Corp ^	55,129
9,000	Odakyu Electric Railway Co Ltd ^	71,461
28,300	QR National Ltd * ^	102,989
15,000	Tobu Railway Co Ltd ^	63,139
17,000	Tokyu Corp ^	70,677
2,100	West Japan Railway Co ^	81,982
		$1,076,113

Real Estate --- 2.68%
9,367	British Land Co PLC REIT ^	91,507
13,385	Capital Shopping Centres Group PLC REIT ^	85,853
28,000	CapitaLand Ltd ^	66,518
37,000	CapitaMall Trust REIT ^	56,398
26,789	CFS Retail Property Trust REIT ^	52,220
16,000	Cheung Kong Holdings Ltd ^	234,961
811	Corio NV REIT ^	53,710
1,000	Daito Trust Construction Co Ltd ^	84,900
62,995	Dexus Property Group REIT ^	59,681
389	Fonciere des Regions REIT ^	41,206
12,000	Fraser & Neave Ltd ^	56,698
69,443	Goodman Group REIT ^	52,645
18,734	GPT Group REIT ^	63,681
8,671	Hammerson PLC REIT ^	67,024
10,000	Hang Lung Group Ltd ^	63,497
37,000	Hang Lung Properties Ltd ^	152,131
11,000	Henderson Land Development Co Ltd ^	71,132
19,000	Hysan Development Co Ltd ^	94,256
12,155	Immofinanz AG ^	51,826
7	Japan Real Estate Investment Corp REIT ^	68,872
9,000	Kerry Properties Ltd ^	43,501
2,200	Klepierre REIT ^	90,835
7,803	Land Securities Group PLC REIT ^	106,683
6,642	Lend Lease Group ^	64,144
24,000	Link REIT ^	81,984
42,036	Mirvac Group REIT ^	56,538
14,000	Mitsubishi Estate Co Ltd ^	245,699
12,000	Mitsui Fudosan Co Ltd ^	206,675
29,000	New World Development Ltd ^	44,028
7	Nippon Building Fund Inc REIT ^	68,405
9,602	Segro PLC REIT ^	48,128
28,000	Sino Land Co Ltd ^	45,033
24,380	Stockland REIT ^	89,425
4,000	Sumitomo Realty & Development Co Ltd ^	89,399
19,000	Sun Hung Kai Properties Ltd ^	277,734
1,196	Unibail-Rodamco SE REIT ^	276,338
24,828	Westfield Group REIT ^	231,410
52,700	Westfield Retail Trust REIT ^	153,617
12,000	Wheelock & Co Ltd ^	48,268
		$3,836,560

Restaurants --- 0.16%
23,630	Compass Group PLC ^	227,655
		$227,655

Retail --- 2.08%
6,400	Aeon Co Ltd ^	77,249
12,500	Esprit Holdings Ltd ^	39,056
800	Fast Retailing Co Ltd ^	129,383
12,287	Hennes & Mauritz AB †	423,670
7,397	Home Retail Group PLC ^	19,433
2,834	Inditex SA ^	258,218
5,000	Isetan Mitsukoshi Holdings Ltd ^	48,984
8,000	J Front Retailing Co Ltd ^	35,341
35,757	Kingfisher PLC ^	153,540
1,800	LAWSON Inc ^	94,430
25,985	Marks & Spencer Group PLC ^	150,593
2,001	Next PLC ^	74,729
950	Nitori Holdings Co Ltd ^	90,164
1,138	PPR ^	202,685
81	Rakuten Inc ^	83,837
9,100	Seven & I Holdings Co Ltd ^	244,735
481	Swatch Group AG ^	242,765
14,072	Wesfarmers Ltd ^	482,272
1,997	Whitbread PLC ^	51,745
960	Yamada Denki Co Ltd ^	78,220
		$2,981,049

Shoes --- 0.17%
2,858	Adidas AG ^	226,588
7,000	Yue Yuen Industrial Holdings Ltd ^	22,267
		$248,855

Specialized Services --- 0.96%
2,073	Adecco SA ^	133,056
2,714	Aggreko PLC ^	84,043
3,518	Alfa Laval AB ^	75,870
4,559	Amadeus IT Holding SA * ^	94,763
31,465	Asciano Ltd ^	55,629
3,476	Atlantia SpA ^	74,020
467	Atos Origin SA ^	26,380
6,526	Capita Group PLC ^	74,901
5,488	Computershare Ltd ^	52,421
15,855	G4S PLC ^	71,247
5,760	Groupe Eurotunnel SA ^	64,454
44,000	Hutchison Port Holdings Trust *	37,180
571	Kuehne + Nagel International AG ^	86,749
1,100	Nomura Research Institute Ltd ^	24,095
1,158	Randstad Holding NV ^	53,544
2,200	Secom Co Ltd ^	105,483
5,524	Securitas AB B Shares ^ *	58,487
85	SGS SA ^	161,461
8,326	Toll Holdings Ltd ^	43,435
		$1,377,218

Telephone & Telecommunications --- 5.49%
24,394	Alcatel-Lucent * ^	140,770
2,321	Belgacom SA ^	82,704

21,349	Bezeq Israeli Telecommunication Corp Ltd ^	54,049
89,978	BT Group PLC ^	291,601
33,118	Deutsche Telekom AG (registered) ^	516,781
3,668	Elisa OYJ ^	78,943
22,028	France Telecom SA † ^	468,395
2,606	Hellenic Telecommunications Organization SA ^	24,315
5,089	Inmarsat PLC	45,371
38	KDDI Corp ^ ~	273,408
17,701	Koninklijke KPN NV	257,462
821	Millicom International Cellular SA ^	86,016
1,242	NICE Systems Ltd * ^	44,905
5,400	Nippon Telegraph & Telephone Corp ^ ~	260,452
177	NTT DoCoMo Inc ^ ~	316,112
3,552	Partner Communications Co Ltd	53,562
130,000	PCCW Ltd ^	56,097
6,741	Portugal Telecom SGPS SA † ^	66,269
3,703	SES ^	104,024
99,000	Singapore Telecommunications Ltd ^	255,176
9,700	Softbank Corp ^ ~	367,361
354	Swisscom AG ^	162,287
6,100	TDC AS	55,670
3,566	Tele2 AB B Shares ^	70,386
14,468	Telecom Corp of New Zealand Ltd ^	29,488
126,322	Telecom Italia SpA ^	175,714
61,454	Telecom Italia SpA RSP ^	71,495
49,516	Telefonica SA ^	1,209,373
5,086	Telekom Austria AG	64,904
11,456	Telenor ASA ^	187,481
25,314	TeliaSonera AB ^	185,691
58,856	Telstra Corp Ltd ^	182,888
614,547	Vodafone Group PLC ^	1,629,072
		$7,868,222

Textiles --- 1.05%
4,353	Burberry Group PLC ^	101,158
692	Christian Dior SA ^	108,744
6,470	Compagnie Financiere Richemont SA ^	423,999
4,200	Kuraray Co Ltd ^	61,530
2,647	Luxottica Group SpA ^	84,988
2,886	LVMH Moet Hennessy Louis Vuitton SA ^	518,609
1,160	Pandora AS †	36,446
12,000	Teijin Ltd ^	52,894
15,000	Toray Industries Inc ^	110,763
		$1,499,131

Tobacco --- 1.23%
23,854	British American Tobacco PLC ^	1,045,848
12,529	Imperial Tobacco Group PLC ^	416,922
55	Japan Tobacco Inc ^	212,304
2,699	Swedish Match AB ^	90,622
		$1,765,696

Transportation --- 0.36%
10	A P Moller Maersk AS A Shares ^	82,836
13	A P Moller Maersk AS B Shares ^	112,229
2,632	DSV AS ^	63,180
13,000	Kawasaki Kisen Kaisha Ltd ^	45,450
12,000	Mitsui OSK Lines Ltd ^	64,569

13,000	Nippon Express Co Ltd ^	52,678
17,000	Nippon Yusen KK ^	63,161
6,000	Orient Overseas International Ltd ^	38,792
		$522,895

Utilities --- 1.18%
66,141	Centrica PLC ^	343,331
4,392	Gas Natural SDG SA † ^	91,992
15,352	GDF Suez ^	561,082
64,900	Hong Kong & China Gas Co Ltd ^	147,641
24,000	Osaka Gas Co Ltd ^	91,035
4,953	RWE AG ^	275,175
40,000	Tokyo Gas Co Ltd ^	180,534
		$1,690,790

Water --- 0.21%
1,600	Kurita Water Industries Ltd ^	47,733
3,498	Severn Trent PLC ^	82,586
7,643	United Utilities Group PLC ^	73,450
3,601	Veolia Environnement SA ^	101,454
		$305,223

TOTAL COMMON STOCK --- 96.07%		$137,705,698
(Cost $136,635,835)

PREFERRED STOCK

Shares		Value ($)

Automobiles --- 0.32%
491	Bayerische Motoren Werke AG * ^	31,224
2,019	Volkswagen AG * ^	417,523
		$448,747

Household Goods --- 0.09%
1,910	Henkel AG & Co KGaA * ^	132,819
		$132,819

TOTAL PREFERRED STOCK --- 0.41%		$581,566
(Cost $486,854)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

550,000	United States of America	549,948
	0.05% September 22, 2011

TOTAL SHORT-TERM INVESTMENTS --- 0.38%		$549,948
(Cost $549,948)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

348,762	Undivided interest of 0.97% in a repurchase agreement (Principal Amount/Value $36,097,850 with a maturity value of $36,097,855) with BNP Paribas Securities Corp, 0.005%, dated 6/30/11, to be repurchased at $348,762 on 7/1/11, collateralized by U.S. Treasury, 0.00% - 4.88%, 7/31/11 - 5/15/21, with a value of $36,819,810.	348,762

999,934	Undivided interest of 2.46% in a repurchase agreement (Principal Amount/Value $40,651,907 with a maturity value of $40,651,975) with RBC Capital Markets Corp, 0.06%, dated 6/30/11, to be repurchased at $999,934 on 7/1/11, collateralized by Fannie Mae, 4.00% - 6.00%, 4/1/21 - 1/1/41, with a value of $41,464,945.	999,934

999,935	Undivided interest of 3.52% in a repurchase agreement (Principal Amount/Value $28,419,706 with a maturity value of $28,419,730) with HSBC Securities (USA) Inc, 0.03%, dated 6/30/11, to be repurchased at $999,935 on 7/1/11, collateralized by Fannie Mae, 3.00% - 11.50%, 1/1/13 - 9/1/48, with a value of $28,988,207.	999,935

TOTAL SECURITIES LENDING COLLATERAL --- 1.64%		$2,348,631
(Cost $2,348,631)

TOTAL INVESTMENTS --- 98.50%		$141,185,843
(Cost $140,021,268)

OTHER ASSETS & LIABILITIES --- 1.50%		$2,152,823

TOTAL NET ASSETS --- 100%		$143,338,666

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at June 30, 2011.
‡	Restricted security; at June 30, 2011, the aggregate cost and market value of restricted securities was $120,837 and $146,713, respectively, representing 0.10% of net assets.
REIT	Real Estate Investment Trust
^	Security is fair valued under procedures adopted by the Board of Directors. At June 30, 2011, the aggregate market value of securities trading outside the U.S. was $135,944,597, representing 94.84% of net assets and whose values were adjusted as a result of significant market movements following the close of local trading.
~	Security pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding futures contracts.

At June 30, 2011, the Portfolio had the following outstanding futures contracts:

Description	Exchange	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
SFE SPI 200 Long Equity Index Futures	Sydney	4	$460,100	September 2011	$13,596
EURX ER STX 50 Long Equity Index Futures	EUREX	42	1,196,160	September 2011	66,360

NEW FTSE 100 Equity Index Futures	LIFFE	15	885,375	September 2011	56,679
TSE TOPIX Equity Index Futures	Tokyo	13	110,435,000	September 2011	40,057

At June 30, 2011, the Portfolio held the following forward foreign currency contracts:

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)
AUD	BA	111,700	USD	117,148	September 2011	$1,366
AUD	BB	131,220	USD	137,532	September 2011	1,693
AUD	CGM	657,940	USD	685,895	September 2011	12,179
AUD	CS	42,500	USD	44,586	September 2011	507
EUR	CGM	2,118,296	USD	3,031,306	September 2011	33,881
EUR	CS	109,100	USD	156,178	September 2011	1,690
EUR	BA	191,100	USD	272,149	September 2011	4,373
GBP	CGM	1,202,093	USD	1,939,940	September 2011	(12,530)
GBP	CS	192,700	USD	311,105	September 2011	(2,134)
GBP	BA	456,638	USD	743,537	September 2011	(11,373)
JPY	BA	16,220,000	USD	202,279	September 2011	(741)
JPY	CGM	134,175,000	USD	1,665,635	September 2011	1,534
JPY	CS	5,920,000	USD	73,919	September 2011	(361)
JPY	JPM	67,795,217	USD	848,856	September 2011	(6,477)
USD	CGM	1,932,282	EUR	1,345,400	September 2011	(14,519)
USD	CGM	1,671,895	GBP	1,037,900	September 2011	7,748
USD	CGM	1,525,695	JPY	122,239,000	September 2011	6,835
USD	CGM	544,387	AUD	519,000	September 2011	(6,272)

					Net Appreciation	$17,399

Currency Abbreviations:

AUD	Australian Dollar
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

Counterparty Abbreviations:

BA	Bank of America Corp
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
CS	Credit Suisse Group AG
JPM	JP Morgan Chase & Co

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See Summary of Investments by Country following Schedule of Investments.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

SUMMARY OF INVESTMENTS BY COUNTRY

JUNE 30, 2011

UNAUDITED

Country	Values ($)	% of Portfolio Investment
Australia	11,926,483	8.43%
Austria	461,363	0.34%
Belgium	1,296,701	0.91%
Bermuda	472,969	0.34%
Cayman Islands	147,860	0.11%
Cyprus	17,552	0.01%
Denmark	1,499,470	1.06%
Finland	1,288,431	0.92%
France	13,527,053	9.61%
Germany	12,451,782	8.77%
Greece	260,703	0.20%
Guernsey	72,356	0.05%
Hong Kong	3,541,277	2.50%
Ireland	366,586	0.26%
Isle of Man	146,627	0.10%
Israel	992,487	0.72%
Italy	3,588,976	2.54%
Japan	27,950,864	19.84%
Jersey	734,481	0.51%
Luxembourg	784,563	0.55%
Mauritius	42,777	0.03%
Netherlands	3,787,577	2.68%
New Zealand	144,818	0.11%
Norway	1,051,864	0.75%
Portugal	359,344	0.26%
Singapore	2,009,905	1.42%
Spain	4,998,394	3.56%
Sweden	4,223,210	2.98%
Switzerland	11,447,492	8.08%
United Kingdom	28,546,586	20.21%
United States	3,045,292	2.15%

	$141,185,843	100.00%

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

Maxim International Index Portfolio

ASSETS:
Investments in securities, market value (including $2,241,901 of securities on loan)(a)	$141,185,843
Cash	3,806,658
Cash denominated in foreign currencies(b)	295,851
Dividends and interest receivable	384,273
Subscriptions receivable	112,663
Receivable for investments sold	4,230
Variation margin on futures contracts	60,920
Unrealized appreciation on forward foreign currency contracts	71,806

Total Assets	145,922,244

LIABILITIES:
Payable to investment adviser	78,193
Payable upon return of securities loaned	2,348,631
Redemptions payable	102,347
Unrealized depreciation on forward foreign currency contracts	54,407

Total Liabilities	2,583,578

NET ASSETS	$143,338,666

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,394,647
Paid-in capital in excess of par	138,570,426
Net unrealized appreciation on investments, future contracts, forward foreign currency contracts and foreign currency translations	1,360,500
Undistributed net investment income	2,289,745
Accumulated net realized (loss) on investments, future contracts, and foreign currency transactions	(276,652)

TOTAL NET ASSETS	$143,338,666

CAPITAL STOCK:
Authorized	52,500,000
Issued and Outstanding	13,946,470

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.28

(a) Cost of investments in securities	$140,021,268
(b) Cost of cash denominated in foreign currencies	$294,017

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

Maxim International Index Portfolio

INVESTMENT INCOME:
Interest	$699
Income from securities lending	44,502
Dividends	2,947,524
Foreign withholding tax	(308,071)

Total Income	2,684,654

EXPENSES:
Management fees	394,909

Total Expenses	394,909

NET INVESTMENT INCOME	2,289,745

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(36,404)
Net realized loss on futures contracts	(240,248)
Change in net unrealized appreciation on investments and foreign currency translations	1,166,409
Change in net unrealized appreciation on futures contracts	176,692
Change in net unrealized appreciation on forward foreign currency contracts	17,399

Net Realized and Unrealized Gain on Investments, Future Contracts, Forward Foreign Currency Contracts and Foreign Currency	1,083,848

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,373,593

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011

Maxim International Index Portfolio	2011 (Unaudited) (a)

OPERATIONS:
Net investment income	$2,289,745
Net realized loss on investments	(36,404)
Net realized loss on futures contracts	(240,248)
Change in net unrealized appreciation on investments and foreign currency translations	1,166,409
Change in net unrealized appreciation on futures contracts	176,692
Change in net unrealized appreciation on forward foreign currency contracts	17,399

Net Increase in Net Assets Resulting from Operations	3,373,593

CAPITAL SHARE TRANSACTIONS:
Shares sold	151,019,968
Shares redeemed	(11,054,895)

Net Increase in Net Assets Resulting from Capital Share Transactions	139,965,073

Total Increase in Net Assets	143,338,666

NET ASSETS:
Beginning of period	0

End of period (b)	$143,338,666

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	15,029,927
Shares redeemed	(1,083,457)

Net Increase	13,946,470

(a) The Portfolio commenced operations on January 13, 2011.
(b) Including undistributed net investment income:	$2,289,745

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

	Period Ended June 30, 2011 (Unaudited) (a)
Maxim International Index Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.16
Net realized and unrealized gain	0.12

Total Income From Investment Operations	0.28

NET ASSET VALUE, END OF PERIOD	$10.28

TOTAL RETURN(b)	2.80%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$143,339
Ratio of expenses to average net assets	0.70	% (d)
Ratio of net investment income to average net assets	4.03	% (d)
Portfolio turnover rate	1	% (c)

(a)	The Portfolio commenced operations on January 13, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Maxim International Index Portfolio

Notes to Financial Statements

As of June 30, 2011 (Unaudited)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-two portfolios. Interests in the Maxim International Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The portfolio commenced operations on January 13, 2011. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

A new share class for the Portfolio, Class L, became effective with the SEC on December 30, 2010. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows and news sources.

Short-term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period. Level 3 investments in securities were not considered a significant portion of the Portfolio.

Description*	Level 1		Level 2			Level 3		Total
Assets	$		$			$		$
Equity Investments:
Domestic Common Stock		-		61,842			-		61,842
Foreign Common Stock		2,342,634		135,301,188	**		34		137,643,856
Foreign Preferred Stock		-		581,566	**		-		581,566
Derivative Investments:
Futures Contracts Variation Margin		60,920		-			-		60,920
Short-term Investments and Securities Lending Collateral		-		2,898,579			-		2,898,579

Total		$2,403,554		$138,843,175			$34		$141,246,763

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

**Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $135,882,754 of investments securities were classified as a Level 2 instead of Level 1.

The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2011:

Description	Foreign Common Stock
Beginning Balance, January 1, 2011	$0
Total realized gain (or losses)	-
Total unrealized gain (or losses) relating to instruments not held at reporting date	-
Total unrealized gain (or losses) relating to instruments still held at reporting date(a)	26
Purchases	8
Sales	-
Amortization	-
Transfers into Level 3	-
Transfers (out of) Level 3	-

Ending Balance, June 30, 2011	$34

(a)	Included in Change in net unrealized appreciation on investments on the Statement of Operations, and on the Statement of Changes in Net Assets.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Forward Currency Transactions

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distribute substantially all of its net taxable income and net capital gains each period. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-two portfolios for which they serve as Directors was $205,500 for the period ended June 30, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $138,828,904 and $1,444,298, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2011, the U.S. Federal income tax cost basis was $140,021,269. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $6,759,038 and gross depreciation of securities in which there was an excess of tax cost over value of $5,594,464 resulting in net unrealized appreciation of $1,164,574.

5.    DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

The Portfolio captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Portfolio uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market.

Valuation of derivative instruments as of June 30, 2011 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$71,806	Unrealized depreciation on forward foreign currency contracts	$54,407

Futures Contracts	Variation margin on futures contracts	$60,920

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011 is as follows:
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value
Forward Foreign Currency Contracts			Change in net unrealized appreciation on forward foreign currency contracts	$17,399

Futures Contracts	Net realized (loss) on futures contracts	$(240,248)	Change in net unrealized appreciation on futures contracts	$176,692

The notional value of open forward foreign currency contracts held at June 30, 2011 is lower than the average notional value during the period. As of June 30, 2011 the Portfolio held a notional value of $15,904,323. The average notional value outstanding during the period was $21,081,252.

The number of futures contracts held at June 30, 2011 is higher than the average outstanding during the period. As of June 30, 2011, the Portfolio held 74 futures contracts. The average number of futures contracts outstanding during the year was 50.

6.    SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the securities purchased with cash collateral are included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned. The securities are also included in the Schedule of Investments. As of June 30, 2011 the Portfolio had securities on loan valued at $2,241,901 and received collateral of $2,348,631 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.    DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2011 (the “Meeting”), approved the continuation of (i) with respect to each of the Fund’s Portfolios, the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Advisers, Inc.	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Templeton Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500® Index Portfolio Maxim International Index Portfolio Maxim S&P MidCap 400® Index Portfolio

Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval with respect to Sub-Advisers that are not affiliates of MCM. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2011, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Fund’s “Index Portfolios” (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, Maxim S&P 500® Index Portfolio, Maxim International Index Portfolio, and Maxim S&P MidCap 400® Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2010, calendar year returns for the five-year period ended December 31, 2010, and risk-adjusted performance measures. In addition, except for the Index Portfolios and the Fund’s “Asset Allocation Portfolios” (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios’ Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio’s long-term rolling analysis. In this regard, the Board noted that the Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance. It was noted that the Portfolios’ underperformance largely stemmed from previous Sub-Advisers, and that each current Sub-Adviser’s similarly managed retail fund met the Portfolio quantitative benchmark for long-term performance.

With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio’s previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio’s competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio. Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio’s previous Sub-Adviser in August 2009. While noting that the Portfolio underperformed its benchmark in 2010 by a relatively small amount, the Board concluded that it was generally satisfied with the management of the Portfolio. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio’s performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio. The Board also took into consideration its discussion with management regarding monitoring the Portfolio’s performance, and concluded that the Portfolio’s performance was being addressed. As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed, to the extent available, the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios. With regard to the Maxim International Index Portfolio and Maxim S&P MidCap 400® Index Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had commenced operations in January 2011.

The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds. Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios. With respect to the Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio, the Board noted the Portfolios’ short track record, and that it was generally satisfied with the management of these Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio’s Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although many of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, and Maxim Templeton Global Bond Portfolio. The Board further noted that the Portfolios’ expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Templeton Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category. Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the higher costs and greater administrative and regulatory complexities and risk associated with managing those Maxim accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios’ total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Stock Index Portfolio, Maxim Bond Index Portfolio and Maxim S&P 500® Index Portfolio. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were generally the result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher than the expense ratios of similar funds. With regard to the Maxim SecureFoundationSM Lifetime Portfolios and Maxim SecureFoundationSM Balanced Portfolio, the Board noted that no comparative fund expense or fee information was provided due to the lack of comparable funds in the industry.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent available, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if available, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser. The Board took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and the benefits derived or to be derived by GWL&A from such investments. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION	OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11. CONTROLS	AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)            (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 24, 2011